Long-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jan. 31, 2025	Dec. 31, 2024	Feb. 28, 2022	Oct. 13, 2021	Sep. 28, 2021	Jul. 01, 2021
Debt Securities, Available-for-Sale [Line Items]
Unrealized Gain (Losses) Recognized	¥ 0	¥ 941
Equity Method Investments	2,714			¥ 0
Debt Securities, Available-for-Sale, Unrealized Gain (Loss)	0	941
Jiayang Investment [Member]
Debt Securities, Available-for-Sale [Line Items]
Equity Method Investment, Ownership Percentage							10.00%
Equity Method Investment, Aggregate Cost						¥ 55,000
Unrealized Gain (Losses) Recognized	(497)	3,864
Payments of Dividends	0	500
Debt Securities, Available-for-Sale, Unrealized Gain (Loss)	(497)	3,864
Tale Base Investment [Member]
Debt Securities, Available-for-Sale [Line Items]
Equity Method Investment, Ownership Percentage							10.02%
Equity Method Investment, Aggregate Cost					¥ 31,400
Unrealized Gain (Losses) Recognized	(4,845)	603
Debt Securities, Available-for-Sale, Unrealized Gain (Loss)	(4,845)	603
Lingdai Investment [Member]
Debt Securities, Available-for-Sale [Line Items]
Equity Method Investment, Ownership Percentage								19.00%
Equity Method Investment, Aggregate Cost								¥ 31,980
Credit Losses on Investment	702	3,995
Other [Member]
Debt Securities, Available-for-Sale [Line Items]
Unrealized Gain (Losses) Recognized	1,584	956
Debt Securities, Available-for-Sale, Unrealized Gain (Loss)	1,584	¥ 956
Kangshengji Investment [Member]
Debt Securities, Available-for-Sale [Line Items]
Equity Method Investment, Ownership Percentage			25.00%
Equity Method Investment, Aggregate Cost			¥ 3,000
Equity Method Investments	¥ 2,714